Laura E. Flores

Partner

+1.202.373.6101

laura.flores@morganlewis.com

VIA EDGAR

May 5, 2026

 U.S. Securities and Exchange Commission

 100 F Street, N.E.

 Washington, D.C. 20549

Re:	Rydex Variable Trust (File No. 333-57017)
Filing Pursuant to Rule 497(j)

Ladies and Gentlemen:

On behalf of our client, Rydex Variable Trust (the “Trust”), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, this letter certifying that the Prospectus and Statement of Additional Information, each dated May 1, 2026, that would have been filed pursuant to Rule 497(c) would not have differed from that contained in the Trust’s Post-Effective Amendment No. 80. Post-Effective Amendment No. 80 was filed with the U.S. Securities and Exchange Commission via EDGAR (Accession No. 0001193125-26-187670) on April 28, 2026.

Please do not hesitate to contact me at 202.373.6101 with any questions.

Sincerely,

/s/ Laura E. Flores
Laura E. Flores

DB3/ 205264904.1

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW
Washington, DC 20004	+1.202.739.3000
United States	+1.202.739.3001